S000004322 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Financial Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.46%	15.23%	14.17%
iShares U.S. Financial Services ETF
Prospectus [Line Items]
Average Annual Return, Percent	20.01%	14.79%	13.71%
Performance Inception Date				Jun. 12, 2000
iShares U.S. Financial Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.70%	14.37%	13.28%
iShares U.S. Financial Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.04%	11.80%	11.39%